Consolidated Balance Sheets (FY) (Parenthetical) - $ / shares	Mar. 31, 2018	Jun. 30, 2017	Mar. 24, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity:
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000		10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	150,000,000	150,000,000		150,000,000	150,000,000
Common stock, shares issued (in shares)	40,205,663	38,000,663		38,000,663	38,000,663
Common stock, shares outstanding (in shares)	40,205,663	38,000,663	38,000,663	38,000,663	38,000,663
Class A Convertible Preferred Stock [Member]
Equity:
Preferred stock, shares issued (in shares)	6,750,000	6,750,000		3,250,000	3,250,000
Preferred stock, shares outstanding (in shares)	6,750,000	6,750,000		3,250,000	3,250,000
Class B Convertible Preferred Stock [Member]
Equity:
Preferred stock, shares issued (in shares)	160,000	250,000
Preferred stock, shares outstanding (in shares)	160,000	250,000